Related Party Transactions - Private Placement Warrant (Details) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)		18,525,000
Proceeds received from private placement	$ 5,587,501
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)	5,587,500
Price of warrants	$ 1.00
Proceeds received from private placement	$ 5,600,000	$ 5,600,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days
Number of shares per warrant	11,500,000
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)		5,587,500
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)	5,587,500
Price of warrants	$ 1.00	$ 1.00
Proceeds received from private placement	$ 5,600,000